Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Equipment	$ 13	$ 21
Exploration and evaluation assets	39,168	39,103
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	5	6
Exploration and evaluation assets	2,564	2,538
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	7	15
Exploration and evaluation assets	$ 36,604	$ 36,565